Financial instruments (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Aug. 31, 2024
Measured at amortized cost
Amounts receivable	$ 2,483	$ 1,958
Measured at fair value through profit or loss
Cash	6,998	8,331
Measured at amortized cost
Amounts payables and accrued liabilities	18,595	15,545
Borrowings	996
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 615	$ 2,273